Cover - shares	12 Months Ended
	Sep. 30, 2024	Jan. 22, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-42183
Entity Registrant Name	QMMM Holdings Limited
Entity Central Index Key	0001971542
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1301, Block C
Entity Address, Address Line Two	Sea View Estate
Entity Address, Address Line Three	8 Watson Road
Entity Address, City or Town	Tin Hau
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	QMMM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		17,206,342
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of QMMM Holdings Limited and its subsidiaries (the “Company”) as of September 30, 2024 and 2023, and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity (deficit), and cash flows for each of the years in the three-year period ended September 30, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended September 30, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1301
Entity Address, Address Line Two	Block C, Sea View Estate
Entity Address, Address Line Three	8 Watson Road
Entity Address, City or Town	Tin Hau
Entity Address, Country	HK
City Area Code	+(852)
Local Phone Number	3549-6889
Contact Personnel Name	Wing Kam (Eric) Yeung